Business Combination - Additional Information (Detail)		2 Months Ended	12 Months Ended
	Nov. 08, 2023 CAD ($) Rigs shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Jul. 27, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Net earnings			$ 289,244,000	$ (34,293,000)
CWC Energy Services Corp. [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 89,000,000	$ 89,314,000	$ 89,314,000
Issuance of Precision common shares | shares	947,807	947,807	947,807
Cash Payment	$ 14,000,000	$ 13,726,000	$ 13,726,000
Number of marketable rigs | Rigs	62
Number of high-quality drilling rigs | Rigs	18
Acquisition-related costs			3,000,000
Gain on acquisition		25,761,000	25,761,000	$ 0
Business contributed revenue		20,000,000	182,000,000
Net earnings		3,000,000	18,000,000
CWC Energy Services Corp. [Member] | Canada [Member]
Disclosure of detailed information about business combination [line items]
Number of high-quality drilling rigs | Rigs	7
CWC Energy Services Corp. [Member] | U.S [Member]
Disclosure of detailed information about business combination [line items]
Number of high-quality drilling rigs | Rigs	11
High Arctic Energy Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		37,500,000	37,500,000		$ 38,000,000
Cash Payment		10,200,000	10,200,000		10,000,000
Accounts payable and accrued liabilities		$ 27,300,000	27,300,000		$ 28,000,000
Acquisition-related costs			$ 1,000,000